Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Disclosure of Operating Segments
	LR2 US$’000	LR1 US$’000	MR US$’000	Handy US$’000	Total US$’000
2024
Revenue (Hafnia Vessels and TC Vessels)	125,387	522,837	915,186	372,186	1,935,596
Revenue (External Vessels in Disponent-Owner Pools)1	86,168	318,499	438,245	90,139	933,051
Voyage expenses (Hafnia Vessels and TC Vessels)	(31,693)	(142,405)	(251,887)	(118,332)	(544,317)
Voyage expenses (External Vessels in Disponent-Owner Pools)1	(34,080)	(112,980)	(156,931)	(28,811)	(332,802)
Pool distributions for External Vessels in Disponent-Owner Pools1	(52,088)	(205,519)	(281,314)	(61,328)	(600,249)

TCE Income#	93,694	380,432	663,299	253,854	1,391,279
Other operating income2	2,374	6,824	11,001	3,533	23,732
Vessel operating expenses	(15,624)	(64,451)	(132,876)	(65,090)	(278,041)
Technical management expenses	(1,947)	(7,358)	(13,619)	(5,249)	(28,173)
Charter hire expenses	—	(8,974)	(39,522)	—	(48,496)
Operating EBITDA	78,497	306,473	488,283	187,048	1,060,301
Depreciation charge	(13,837)	(58,881)	(107,936)	(33,339)	(213,993)
					846,308
Unallocated2					(67,855)
Profit before income tax					778,453

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

[1]
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

[2]	The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Specialised US$’000	Total US$’000
2023
Revenue (Hafnia Vessels and TC Vessels)	111,164	536,309	901,038	364,814	(226)	2,373	1,915,472
Revenue (External Vessels in Disponent-Owner Pools)[1]	55,221	288,512	283,857	128,644	—	—	756,234
Voyage expenses (Hafnia Vessels and TC Vessels)	(30,339)	(151,725)	(246,919)	(118,772)	(36)	(1,074)	(548,865)
Voyage expenses (External Vessels in Disponent-Owner Pools)[1]	(19,416)	(108,241)	(106,141)	(45,951)	—	—	(279,749)
Pool distributions for External Vessels in Disponent-Owner Pools[1]	(35,805)	(180,271)	(177,716)	(82,693)	—	—	(476,485)
	LR2 US$’000	LR1 US$’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Specialised US$’000	Total US$’000
TCE Income#	80,825	384,584	654,119	246,042	(262)	1,299	1,366,607
Other operating income[2]	1,781	8,865	9,258	7,188	(705)	3,747	30,134
Vessel operating expenses	(15,267)	(66,884)	(125,393)	(61,211)	(109)	(5)	(268,869)
Technical management expenses	(1,656)	(7,109)	(11,711)	(5,216)	—	—	(25,692)
Charter hire expenses	—	(9,234)	(24,034)	(1)	—	(1,302)	(34,571)
Operating EBITDA	65,683	310,222	502,239	186,802	(1,076)	3,739	1,067,609
Depreciation charge	(13,743)	(58,099)	(104,808)	(32,784)	—	—	(209,434)
							858,175
Unallocated[2]							(58,649)
Profit before income tax							799,526

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

[1]
“External Vessels in Disponent-Owner Pools” means vessels that are commercially managed by the Group in the Disponent-Owner Pool arrangements that are not Hafnia Vessels or TC Vessels. See Note 2.3(a) for details on the accounting for pool arrangements.

[2]
The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims and share of profit of equity-accounted investees which are not allocated to segments.

	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Chemical- Stainless US$’000	Total US$’000
2022
Revenue (Hafnia Vessels and TC Vessels)	97,960	638,141	861,681	299,160	29,609	1,926,551
Voyage expenses (Hafnia Vessels and TC Vessels)	(24,526)	(216,890)	(259,479)	(77,722)	(1,238)	(579,855)
TCE Income#	73,434	421,251	602,202	221,438	28,371	1,346,696
Other operating income[1]	516	9,815	13,250	5,357	516	29,454
Vessel operating expenses	(15,022)	(70,719)	(110,483)	(58,017)	(9,662)	(263,903)
Technical management expenses	(1,296)	(6,230)	(9,510)	(5,742)	(849)	(23,627)
Charter hire expenses	—	(13,605)	(19,549)	—	—	(33,154)
Operating EBITDA	57,632	340,512	475,910	163,036	18,376	1,055,466
Depreciation charge	(13,769)	(58,012)	(100,597)	(33,527)	(1,959)	(207,864)
						847,602
Unallocated[1]						(89,335)
Profit before income tax						758,267

#
“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily brokers’ commission, fuel oil and port charges. TCE is a standard measure used in the shipping industry for reporting of income, providing improved comparability across different types of charters.

[1]	The unallocated amount consists of interest income and finance expenses, general and administrative expenses; and other operating income such as insurance claims which are not allocated to segments.

Revenue by Major Customers by Reporting Segments
	LR2 US’000	LR1 US’000	MR US$’000	Handy US$’000	Total US$’000	Percentage %

2024	24,598	159,532	112,969	15,712	312,811	10.9%
2023	18,712	181,099	108,107	2,479	310,397	11.6%
2022	11,697	162,019	102,833	7,189	283,738	14.7%